EQUITY-ACCOUNTED INVESTMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
Summary of equity-accounted investments
The following are Brookfield Renewable’s equity-accounted investments for the six months ended June 30, 2024:

(MILLIONS)	June 30, 2024
Balance, beginning of year	$2,546
Investment	72
Share of net loss	(58)
Share of other comprehensive loss	(18)
Dividends received	(8)
Foreign exchange translation and other	$(4)
Balance as at June 30, 2024	$2,530

Disclosure of joint operations
The following table presents the ownership interests and carrying values of Brookfield Renewable’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Ownership Interest		Carrying Value
	June 30, 2024	December 31, 2023	June 30, 2024	December 31, 2023
Hydroelectric	14%-50%	14%-50%	$222	$225
Wind	25%-50%	25%-50%	135	159
Utility-scale solar	25%-65%	25%-65%	284	304
Distributed energy & storage	25%-50%	25%-50%	1,059	1,049
Sustainable solutions	4%-49%	4%-49%	830	809
			$2,530	$2,546